Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from subscription segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	$ 64,991,807	$ 24,557,650	$ 27,061,318
Cost of revenue	(92,457,957)	(21,344,236)	(23,541,956)
Segment gross profit	(27,466,150)	3,213,414	3,519,362
Revenue from advertisement segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	11,221,050	9,900,071	12,057,903
Cost of revenue	(7,444,133)	(3,855,840)	(8,655,196)
Segment gross profit	3,776,917	6,044,231	3,402,707
Revenue from live events segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	1,880,548	6,922,719	9,362,794
Cost of revenue	(2,214,126)	(5,888,466)	(6,933,370)
Segment gross profit	(333,578)	1,034,253	2,429,424
Consolidated [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	78,093,405	41,380,440	48,482,015
Cost of revenue	(102,116,216)	(31,088,542)	(39,130,522)
Segment gross profit	$ (24,022,811)	$ 10,291,898	$ 9,351,493